K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

June 17, 2011

VIA EDGAR

Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	GuideStone Funds: Defensive Market Strategies Fund – Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File Nos. 333-53432 and 811-10263)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the above-named series of GuideStone Funds, a Delaware statutory trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A (the “Post Effective Amendment”). The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the office of the Trust.

The Trust is filing the Post-Effective Amendment to add the Defensive Market Strategies Fund (“Fund”) as a new series of the Trust. The Fund has substantially conformed the prospectus and statement of additional information (“SAI”) in the Post Effective Amendment to the Trust’s combined prospectus and SAI contained in Post-Effective Amendment No. 29 to the Trust’s Registration Statement as filed with the SEC on April 28, 2011 (SEC Accession Number 0001193125-11-115360). Accordingly, we request that the SEC staff use the limited review procedures of 1933 Act Release No. 6510 (Feb. 15, 1984).

Prospectus. There are no material differences from the prospectus filed in the Amendment as compared to the disclosure regarding the Fund’s adviser, service providers and other shareholder information in the combined prospectus filed with Post Effective Amendment No. 29. The only disclosure that has not been previously reviewed by the staff is disclosure that is unique to the Fund, including disclosure regarding the Fund’s investment objective, principal investment strategies, principal risks, fees and expenses, and subadvisers.

Statement of Additional Information. There are no material differences from the SAI filed in the Post Effective Amendment as compared to the SAI filed in Post Effective Amendment No. 29. Disclosure has been added to the SAI to reflect the addition of the new series to the Trust, where applicable, and to reflect investments in synthetic convertible securities.

U.S. Securities and Exchange Commission

June 17, 2011

Pursuant to Rule 485(a)(2) under the 1933 Act, this Post Effective Amendment will become effective 75 days after the filing date on September 1, 2011. The Trust respectfully requests that the Staff furnish the Trust with any comments on this filing by August 10, 2011. This will assist the Trust in keeping to its expected commencement of operations date and prospectus printing schedule.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9220.

Sincerely,

/s/ Eric S. Purple

Eric S. Purple

Enclosure

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